Employee Share Schemes - Summary of Shares Held for Share Award Schemes (Detail) - Employee share ownership plan [member] Unit_pure in Thousands, £ in Millions	Dec. 31, 2022 GBP (£) shares	Dec. 31, 2021 GBP (£) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares held for share award schemes, Number of shares	59,814	23,065
Shares held for share award schemes, Nominal value	£ 19	£ 6
Shares held for share award schemes, Carrying value	353	27
Shares held for share award schemes, Market value	£ 860	£ 371
Shares held for share option schemes, Number of shares | shares	65	139
Shares held for share option schemes, Nominal value	£ 0	£ 0
Shares held for share option schemes, Carrying value	1	1
Shares held for share option schemes, Market value	£ 1	£ 2